CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Net revenues:
Net revenues	$ 12,293,499	¥ 84,523,948	¥ 72,912,313	¥ 56,591,302
Cost of revenues (Including inventory write-down of RMB303,233, RMB206,733 and RMB440,823 for the years ended December 31, 2016, 2017 and 2018, respectively)	(9,810,920)	(67,454,981)	(56,618,471)	(42,994,688)
Gross profit	2,482,579	17,068,967	16,293,842	13,596,614
Operating expenses:
Fulfillment expenses (Including shipping and handling expenses of RMB2,578,491 , RMB3,830,229 and RMB4,498,678 for the years ended December 31, 2016, 2017 and 2018, respectively)	(1,089,287)	(7,489,393)	(6,899,654)	(4,904,526)
Marketing expenses	(471,304)	(3,240,450)	(2,978,621)	(2,837,680)
Technology and content expenses	(291,018)	(2,000,894)	(1,808,452)	(1,563,582)
General and administrative expenses	(388,943)	(2,674,179)	(2,447,724)	(1,941,146)
Total operating expenses	(2,240,552)	(15,404,916)	(14,134,451)	(11,246,934)
Other operating income	110,110	757,062	531,055	358,029
Income from operations	352,137	2,421,113	2,690,446	2,707,709
Impairment loss of investments	(2,919)	(20,073)	(133,026)	(114,574)
Interest expenses	(23,234)	(159,744)	(82,435)	(85,195)
Interest income	35,324	242,872	101,125	107,044
Exchange gain (loss)	10,336	71,065	(90,872)	51,100
Gain on disposal or revaluation of investments	27,902	191,842	55,615
Income before income tax expense and share of loss of equity method investees	399,546	2,747,075	2,540,853	2,666,084
Income tax expense	(82,409)	(566,604)	(626,140)	(601,828)
Share of loss of equity method investees, net of tax of nil	(6,836)	(46,999)	(22,280)	(71,489)
Net income	310,301	2,133,472	1,892,433	1,992,767
Net loss (income) attributable to non-controlling interests	(681)	(4,685)	57,222	44,050
Net income attributable to Vipshop Holdings Limited's shareholders	$ 309,620	¥ 2,128,787	¥ 1,949,655	¥ 2,036,817
Weighted average number of Class A and Class B ordinary shares for computing earnings per Class A and Class B ordinary share:
- Basic (in shares) | shares	132,266,157	132,266,157	117,554,229	115,958,088
- Diluted (in shares) | shares	140,083,610	140,083,610	125,715,833	125,817,183
Net earnings per Class A and Class B ordinary share
- Basic (in dollars per share) | (per share)	$ 2.34	¥ 16.09	¥ 16.59	¥ 17.57
- Diluted (in dollars per share) | (per share)	$ 2.27	¥ 15.61	¥ 15.94	¥ 16.86
Net income	$ 310,301	¥ 2,133,472	¥ 1,892,433	¥ 1,992,767
Other comprehensive gain (loss):
Foreign currency translation, net of tax of nil	(1,030)	(7,083)	342,348	(288,956)
Fair value change of available-for-sale investments, net of tax of nil | ¥			32,633	(17,042)
Reclassification adjustments for loss (gain) included in net income | ¥			(55,615)	36,567
Comprehensive income	309,271	2,126,389	2,211,799	1,723,336
Less: Comprehensive (loss) gain attributable to non-controlling interests	681	4,685	(57,222)	(40,854)
Comprehensive income attributable to Vipshop Holdings Limited's shareholders	308,590	2,121,704	2,269,021	1,764,190
Product revenues
Net revenues:
Net revenues	11,855,178	81,510,275	71,171,653	55,281,900
Other revenues
Net revenues:
Net revenues	$ 438,321	¥ 3,013,673	¥ 1,740,660	¥ 1,309,402